Average Annual Total Returns - Federated Hermes Fund for U S Government Securities	A 1 Year	A 5 Years	A 10 Years	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	B 1 Year	B 5 Years	B 10 Years	C 1 Year	C 5 Years	C 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	Bloomberg Barclays U.S. Mortgage Backed Securities Index(reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg Barclays U.S. Mortgage Backed Securities Index(reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg Barclays U.S. Mortgage Backed Securities Index(reflects no deduction for fees, expenses or taxes) 10 Years		Lipper U.S. Mortgage Funds Average 1 Year		Lipper U.S. Mortgage Funds Average 5 Years		Lipper U.S. Mortgage Funds Average 10 Years
Total	(0.96%)	1.58%	1.85%	(1.79%)	0.59%	0.77%	(0.57%)	0.76%	0.94%	(2.43%)	1.38%	1.70%	1.95%	1.76%	1.56%	3.71%	2.51%	2.32%	3.87%	[1]	3.05%	[1]	3.01%	[1]	4.09%	[2]	3.10%	[2]	3.08%	[2]

[1]	The Bloomberg Barclays U.S. Mortgage Backed Securities Index tracks agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).
[2]	Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated and is not adjusted to reflect any sales charges.